Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2025
Rights of use of assets and lease liabilities
Schedule of the composition of the rights of use of the Group's assets
	06.30.2025	06.30.2024
Farmland	103,616	90,779
Convention center	4,426	12,006
Offices, shopping malls and other buildings	10,117	6,277
Machinery and equipment	3,877	2,454
Right-of-use assets	122,036	111,516
Non-current	122,036	111,516
Total	122,036	111,516

Schedule of changes in the Group's rights of use
	06.30.2025	06.30.2024
Beginning of the year	111,516	97,067
Additions	32,416	44,239
Incorporation by business combination (i)	9,581	-
Disposals	(9,939)	(98)
Depreciation charges	(27,628)	(25,556)
Currency translation adjustment	(4,407)	(9,014)
Valorization	10,497	4,878
End of the year	122,036	111,516

Schedule of depreciation charge for rights of use
	06.30.2025	06.30.2024	06.30.2023
Farmland	21,735	21,877	30,509
Convention center	788	827	827
Offices, shopping malls and other buildings	1,857	1,749	992
Machinery and equipment	3,248	1,103	563
Depreciation charge of right-of-use assets (i)	27,628	25,556	32,891

Schedule of other charges to income related to rights of use
	06.30.2025	06.30.2024	06.30.2023
Lease liabilities interest	(1,778)	(2,713)	(3,373)
Results from short-term leases	(949)	(717)	(954)
Results from variable leases not recognized as lease liabilities	(13,690)	(8,597)	(4,321)
Gain from lease modification	1,982	-	-

Schedule of composition of lease liabilities
	06.30.2025	06.30.2024
Farmland	110,941	94,729
Convention center	2,309	12,507
Offices, shopping malls and other buildings	7,056	3,990
Lease liabilities	120,306	111,226
Non-current	88,447	85,383
Current	31,859	25,843
Total	120,306	111,226